FAIR VALUE- Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
FAIR VALUE
Balance at the beginning of the period	$ 369,449	$ 310,842
Purchase	13,616	20,349
Disposal	(2,219)
Transfer in due to reclassification		22,579
Changes in fair value	(41,698)	19,145
Impairment loss	(204,807)	(10,029)
Foreign exchange difference	8	6,563
Balance at the end of the period	$ 134,349	$ 369,449